Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Feb. 07, 2024 USD ($) $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Policies and Procedures Related to the Grant of Certain Equity Awards
The Company has established processes designed to ensure that the timing of any option grants and other similar awards to executive officers is not influenced by material nonpublic information (“MNPI”). Grants are generally made shortly after the issuance of an earnings release and the furnishing or filing of a Current Report on Form
8-K,
or the filing of a Quarterly Report on Form
10-Q
or an Annual Report on Form
10-K,
regardless of any upcoming announcements or events that could impact the Company’s share price.
The Compensation Committee does not take MNPI into account when determining the timing and terms of option awards. Further, the Company has not timed the disclosure of MNPI to affect the value of executive compensation.
The following table contains information required by Item 402(x)(2) of Regulation
S-K about
stock options granted to the NEOs in fiscal year 2024 during the period from four business days before to one business day after the filing of the Company’s Annual Report on Form
10-K,
the Company’s Quarterly Report on Form
10-Q,
or the Company’s Current Report on Form
8-K
that disclosed MNPI.

Named Executive Officer	Grant Date	Number of securities underlying the award	Exercise price of the award ($/Sh)	Grant date fair value of the award
Percentage change in the closing market price of the
securities underlying the award between the trading day
ending immediately prior to the disclosure of material
nonpublic information and the trading day beginning
immediately following the disclosure of material nonpublic
information

Udit Batra, Ph.D.	2/7/2024	34,285	$323.54	$4,375,109	(0.4)%

Amol Chaubal	2/7/2024	8,228	$323.54	$1,049,975	(0.4)%

Jianqing Y. Bennett	2/7/2024	5,759	$323.54	$734,906	(0.4)%

Award Timing Method	The Compensation Committee does not take MNPI into account when determining the timing and terms of option awards. Further, the Company has not timed the disclosure of MNPI to affect the value of executive compensation.
Award Timing Predetermined	false
MNPI Disclosure Timed for Compensation Value	false
Udit Batra, Ph.D. [Member]
Awards Close in Time to MNPI Disclosures
Name		Udit Batra, Ph.D.
Underlying Securities		34,285
Exercise Price | $ / shares		$ 323.54
Fair Value as of Grant Date		$ 4,375,109
Underlying Security Market Price Change		(0.4)
Amol Chaubal [Member]
Awards Close in Time to MNPI Disclosures
Name		Amol Chaubal
Underlying Securities		8,228
Exercise Price | $ / shares		$ 323.54
Fair Value as of Grant Date		$ 1,049,975
Underlying Security Market Price Change		(0.4)
Jianqing Y. Bennett [Member]
Awards Close in Time to MNPI Disclosures
Name		Jianqing Y. Bennett
Underlying Securities		5,759
Exercise Price | $ / shares		$ 323.54
Fair Value as of Grant Date		$ 734,906
Underlying Security Market Price Change		(0.4)